Note 16 - Leases (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Expense relating to variable lease payments not included in measurement of lease liabilities	$ 32,106	$ 22,721
Oksut Mine [member]
Statement Line Items [Line Items]
Expense relating to variable lease payments not included in measurement of lease liabilities		$ 7,600